Nuveen Short-Term REIT ETF (NURE)
Portfolio of Investments    September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.6%
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 99.6%
	Apartments – 50.5%
59,146	American Campus Communities Inc	$2,065,378
91,705	American Homes 4 Rent, Class A	2,611,759
63,972	Apartment Investment and Management Co, Class A	2,157,136
17,130	AvalonBay Communities Inc	2,558,194
29,287	Camden Property Trust	2,605,957
47,118	Equity Residential	2,418,567
12,257	Essex Property Trust Inc	2,461,083
20,836	Front Yard Residential Corp	182,107
40,708	Independence Realty Trust Inc	471,806
5,508	Investors Real Estate Trust	358,956
92,181	Invitation Homes Inc	2,580,146
22,997	Mid-America Apartment Communities Inc	2,666,502
9,397	NexPoint Residential Trust Inc	416,757
77,745	UDR Inc	2,535,265
	Total Apartments	26,089,613
	Hotels – 17.8%
89,236	Apple Hospitality REIT Inc	857,558
19,872	Chatham Lodging Trust	151,425
85,735	DiamondRock Hospitality Co	434,676
15,238	Hersha Hospitality Trust	84,419
229,898	Host Hotels & Resorts Inc	2,480,599
101,279	Park Hotels & Resorts Inc	1,011,777
56,269	Pebblebrook Hotel Trust	705,051
71,018	RLJ Lodging Trust	615,016
23,630	Ryman Hospitality Properties Inc	869,584
70,772	Service Properties Trust	562,637
45,595	Summit Hotel Properties Inc	236,182
92,714	Sunstone Hotel Investors Inc	736,149
48,868	Xenia Hotels & Resorts Inc	429,061
	Total Hotels	9,174,134
	Manufactured Homes – 10.0%
41,509	Equity LifeStyle Properties Inc	2,544,502

Nuveen Short-Term REIT ETF (NURE) (continued)
Portfolio of Investments    September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Manufactured Homes (continued)
18,629	Sun Communities Inc	$2,619,423
	Total Manufactured Homes	5,163,925
	Self-Storage – 21.3%
83,241	CubeSmart	2,689,517
24,164	Extra Space Storage Inc	2,585,306
20,158	Life Storage Inc	2,122,033
26,604	National Storage Affiliates Trust	870,217
12,355	Public Storage	2,751,705
	Total Self-Storage	11,018,778
	Total Long-Term Investments (cost $55,587,202)	51,446,450
	Other Assets Less Liabilities – 0.4%	204,918
	Net Assets – 100%	$51,651,368
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks	$51,446,450	$ —	$ —	$51,446,450

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
REIT	Real Estate Investment Trust
      3